Preferred Stock	12 Months Ended
Dec. 31, 2020
BETTER THERAPEUTICS OPCO [Member]
Temporary Equity [Line Items]
Preferred Stock
8.	Preferred Stock
On August 14, 2020, the Company changed the corporate structure to a Delaware corporation. Upon the change in the corporate structure, each of the Series Seed Preferred Units and Series A Preferred Units were canceled and converted into a corresponding number of shares of Series Seed Preferred Stock and Series A Preferred Stock, $0.0001 par value, at an original issue price of $1.875 and $4.441, respectively.
The total number of shares of preferred stock authorized and issued as of December 31, 2020 is 6,066,474.
Dividends
Holders of the Series A Preferred Stock are entitled to six percent dividends of the holders’ of the original issue price, whether or not declared by the Company’s board of directors. The dividends are cumulative, compound annually and are payable when and if declared by the Company’s board of directors. The Series A Preferred Stockholders receive dividends prior to and in preference to any distributions to Common Stockholders. No dividends have been declared or paid as of December 31, 2020.
Liquidation
Holders of both Series Seed and Series A Preferred Stock are entitled to receive a liquidation preference prior to any distribution to holders of common stock. The liquidation preference is in the following order of priority: first, to the holders of Series A Preferred Stock pro rata based on their respective original issue price; second, to the holders of the Series A Preferred Stock pro rata based on their unpaid cumulative dividends; third, to the holders of Series Seed Preferred Stock pro rata based on their respective original issue price; and thereafter, all stockholders (preferred and common) pro rata in accordance with their respective percentage of ownership of units.
Conversion
The holders of Series Seed and Series A Preferred Stock have a right to convert into common stock at any time. The conversion ratio is determined by dividing the original issue price by the applicable conversion price. The Series Seed Preferred Stock conversion price shall initially be $1.875 and the Series A Preferred Stock conversion price shall initially be equal to $4.441. The Conversion Price is subject to customary anti- dilution provisions, including adjustments for stock splits and stock dividends. Additionally, all outstanding shares of the preferred stock shall automatically be converted into shares of underlying common stock upon the Company’s sale of its common stock in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, the public offering price of which is not less than $13.323 per share.
Voting Rights
Holders of preferred stock are entitled to the same voting rights as the common stockholders. The holders of common stock and preferred stock shall vote together as a single class (on an as-converted
basis) on all matters. Each holder of preferred stock is entitled to the number of votes equal to the number of shares of common stock into which such shares of preferred stock could be converted.
The convertible preferred stock is classified in the balance sheet as temporary equity as a result of a redemption feature that is not solely in the control of the Company.